Financial liabilities at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability	€ (34)	€ (75)
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	9,957	8,408
Designated at fair value through profit or loss	€ 55,400	€ 50,883